Current and Non-current Distinction (Tables)	12 Months Ended
Mar. 31, 2018
Text block1 [abstract]
Summary of Current and Non-Current Distinction

The following tables present an analysis of financial assets and liabilities, excluding cash and deposits with banks, trading assets and liabilities, derivative financial instruments, financial assets included in assets held for sale and financial liabilities included in liabilities directly associated with the assets held for sale, by amounts recovered or settled, not more than twelve months or more than twelve months, at March 31, 2018 and 2017.

	At March 31, 2018
	Amounts recovered or settled
	Not more than twelve months	More than twelve months	Total
	(In millions)
Assets:
Call loans and bills bought	¥1,802,317	¥79,563	¥1,881,880
Reverse repurchase agreements and cash collateral on securities borrowed	8,418,341	73,362	8,491,703
Financial assets at fair value through profit or loss	205,525	1,342,147	1,547,672
Investment securities:
Held-to-maturity investments	92,033	280,426	372,459
Available-for-sale financial assets	5,034,184	15,088,432	20,122,616
Loans and advances	29,469,067	55,660,003	85,129,070
Other financial assets	3,490,685	107,957	3,598,642
Liabilities:
Deposits	¥123,901,761	¥4,559,766	¥128,461,527
Call money and bills sold	1,190,929	—	1,190,929
Repurchase agreements and cash collateral on securities lent	12,022,593	—	12,022,593
Borrowings	7,264,455	3,388,026	10,652,481
Debt securities in issue	3,356,401	7,212,716	10,569,117
Other financial liabilities	6,687,889	3,153	6,691,042

	At March 31, 2017
	Amounts recovered or settled
	Not more than twelve months	More than twelve months	Total
	(In millions)
Assets:
Call loans and bills bought	¥1,824,730	¥47,479	¥1,872,209
Reverse repurchase agreements and cash collateral on securities borrowed	8,851,521	72,864	8,924,385
Financial assets at fair value through profit or loss	—	1,599,093	1,599,093
Investment securities:
Held-to-maturity investments	792,357	381,062	1,173,419
Available-for-sale financial assets	2,042,240	15,858,278	17,900,518
Loans and advances	32,655,787	62,618,058	95,273,845
Other financial assets	3,307,191	117,400	3,424,591
Liabilities:
Deposits	¥125,254,104	¥5,041,186	¥130,295,290
Call money and bills sold	2,083,701	4,319	2,088,020
Repurchase agreements and cash collateral on securities lent	9,424,506	—	9,424,506
Borrowings	7,982,814	4,263,129	12,245,943
Debt securities in issue	4,628,884	6,536,739	11,165,623
Other financial liabilities	7,097,811	103,326	7,201,137